STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Statement
Formation and operating costs	$ 1,113,042	$ 2,787,640	$ 233,253	$ 8,009,751
Loss from operations	(1,113,042)	(2,787,640)	(233,253)	(8,009,751)
Other income:
Interest income bank	1	21	17	56
Interest earned on cash held in Trust Account	1,054,190	23,624	4,006	3,383,887
Other income	1,054,191	23,645	4,023	3,383,943
Net loss	$ (58,851)	$ (2,763,995)	$ (229,230)	$ (4,625,808)
Class A redeemable ordinary share
Other income:
Weighted average shares outstanding, basic	7,905,891	23,000,000	5,102,113	23,000,000
Weighted average shares outstanding, diluted	7,905,891	23,000,000	5,102,113	23,000,000
Basic net loss per share	$ 0.00	$ (0.09)	$ (0.02)	$ (0.14)
Diluted net loss per share	$ 0.00	$ (0.09)	$ (0.02)	$ (0.14)
Non-redeemable Class A and Class B ordinary shares
Other income:
Weighted average shares outstanding, basic	9,110,000	9,110,000	8,285,141	9,110,000
Weighted average shares outstanding, diluted	9,110,000	9,110,000	8,285,141	9,110,000
Basic net loss per share	$ 0.00	$ (0.09)	$ (0.02)	$ (0.14)
Diluted net loss per share	$ 0.00	$ (0.09)	$ (0.02)	$ (0.14)